Common Stock (Narrative) (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 $ / shares shares	Aug. 12, 2021 CAD ($)
Debt Instrument [Line Items]
Issuance of common stock | shares	4,070,000.00	4,990,000
Gross proceeds from Issuance of Common Stock | $	$ 277	$ 317
Percentage of outstanding stock maximum	10.00%
ATM Program
Debt Instrument [Line Items]
Stock Repurchase Program, Authorized Amount | $				$ 600
Stock Repurchase Program, Remaining Authorized Repurchase Amount | $	$ 207
ATM Program | Common Stock
Debt Instrument [Line Items]
Issuance of common stock | shares	4,072,469	4,987,123
Gross proceeds from Issuance of Common Stock | $	$ 250	$ 287
Net proceeds from issuance of common stock | $	$ 248	$ 284
Average price per share, issued | (per share)	$ 61.31		$ 57.63
Employee Stock Option Plan
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance | shares	6,000,000	6,200,000	6,200,000
Share Unit Plans
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance | shares	2,700,000	3,100,000	3,100,000
Dividend Reinvestment
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance | shares	10,000,000	14,200,000	14,200,000